Commitments (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of commitments

Fiscal Year	Amount
2019	$259,384
2020	227,772
2021	20,600